Quarterly Data (Unaudited) - Schedule of Quarterly Data (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Data
Net operating revenues	$ 949.9	$ 926.8	$ 920.7	$ 909.8	$ 879.3	$ 778.6	$ 764.4	$ 740.6	$ 3,707.2	$ 3,162.9	$ 2,405.9
Operating earnings	145.5	148.2	150.2	144.2	135.5	121.2	123.4	105.6	588.1	485.7
Provision for income tax expense	39.7	42.1	42.4	39.7	43.5	35.9	32.2	30.3	163.9	141.9	110.7
Income from continuing operations	81.8	78.2	81.3	76.8	65.1	67.5	61.8	59.3	318.1	253.7	276.2
(Loss) income from discontinued operations, net of tax	0.3	(0.1)	(0.1)	(0.1)	0.7	0.3	(1.6)	(0.3)	0.0	(0.9)	5.5
Net income	82.1	78.1	81.2	76.7	65.8	67.8	60.2	59.0	318.1	252.8	281.7
Less: Net income attributable to noncontrolling interests	(16.8)	(16.4)	(18.6)	(18.7)	(18.8)	(17.1)	(17.3)	(16.5)	(70.5)	(69.7)	(59.7)
Net income attributable to HealthSouth	$ 65.3	$ 61.7	$ 62.6	$ 58.0	$ 47.0	$ 50.7	$ 42.9	$ 42.5	$ 247.6	$ 183.1	$ 222.0
Basic earnings (loss) per share attributable to HealthSouth common shareholders:
Continuing operations (in dollars per share)	$ 0.73	$ 0.69	$ 0.70	$ 0.65	$ 0.51	$ 0.56	$ 0.49	$ 0.47	$ 2.77	$ 2.03	$ 2.40
Discontinued Operations (in dollars per share)	0.00	0.00	0.00	0.00	0.01	0.00	(0.02)	0.00	0.00	(0.01)	0.06
Net income (in dollars per share)	0.73	0.69	0.70	0.65	0.52	0.56	0.47	0.47	2.77	2.02	2.46
Diluted earnings (loss) per share attributable to HealthSouth common shareholders:
Continuing operations (in dollars per share)	0.68	0.64	0.65	0.61	0.48	0.52	0.47	0.44	2.59	1.92	2.24
Discontinued operations (in dollars per share)	0.00	0.00	0.00	0.00	0.01	0.00	(0.02)	0.00	0.00	(0.01)	0.05
Net income (in dollars per share)	$ 0.68	$ 0.64	$ 0.65	$ 0.61	$ 0.49	$ 0.52	$ 0.45	$ 0.44	$ 2.59	$ 1.91	$ 2.29